SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Organization
OTC forward transactions as a percentage of overall risk	5.00%
Number of classes of units	6
Number of classes of units subject to different sponsor fees	4
Initial Offering and Organizational Costs
Amortization period for organization and offering costs for operational and investor trading purposes	60 months
Amortization period for organization and offering costs for financial reporting purposes	12 months
Income Taxes
Provision for income taxes	$ 0
Distributions
Distributions declared (in dollars per unit)	$ 0.00	$ 0.00	$ 0.00
Subscriptions
Notice period for subscription of units	8 days
Redemptions and Exchanges
Minimum notice period for redemption or exchange of units	8 days
Minimum exchange amount	10,000
Minimum
Dissolution of the Fund
Number of managers to remain to avoid dissolution of the fund	1
Class A | Minimum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	1.00%
Class A | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class D | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	0.50%
Class I | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	0.50%
Class M
Organization
Ongoing compensation paid to selling agent	$ 0